Document and Entity Information	Sep. 18, 2026
Details
Registrant CIK	0001812447
Registrant Name	SKY QUARRY INC.
SEC Form	8-K
Period End date	Sep. 18, 2026
Tax Identification Number (TIN)	84-1803091
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42296
Entity Address, Address Line One	707 W. 700 South
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Woods Cross
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84087
City Area Code	424
Local Phone Number	394-1090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false